13. Executive Employment Agreement (Details Narrative) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Executive Employment Agreement
Accrued salary	$ 30,000	$ 30,000
Accrued payroll taxes	$ 11,110	$ 2,796